Consumer Loans, Credit Quality Information and Allowances and Liabilities for Estimated Losses on Consumer Loans (Tables)	12 Months Ended
Dec. 31, 2014
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Schedule of Consumer Loan Fee Revenue

Consumer loan fee revenue generated from the Company’s consumer loans for the years ended December 31, 2014, 2013 and 2012 was as follows (dollars in thousands):

	Year Ended December 31,
	2014	2013	2012
Interest and fees on short-term loans	$257,169	$389,706	$459,835
Interest and fees on line of credit accounts	305,118	170,496	73,532
Interest and fees on installment loans	246,700	203,924	126,202

Total consumer loan revenue	808,987	764,126	659,569
Other	850	1,197	1,359

Total Revenue	$809,837	$765,323	$660,928